Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.57%
Aerospace & Defense–1.77%
Leonardo S.p.A. (Italy)	286,600	$6,414,474
Agricultural & Farm Machinery–0.76%
AGCO Corp.(b)	28,100	2,749,866
Application Software–1.23%
AppLovin Corp., Class A(b)(c)	34,100	4,451,755
Automotive Parts & Equipment–0.69%
Dana, Inc.	234,900	2,480,544
Biotechnology–1.66%
Amicus Therapeutics, Inc.(b)(c)	96,800	1,033,824
Apellis Pharmaceuticals, Inc.(b)(c)	21,300	614,292
Ascendis Pharma A/S, ADR (Denmark)(c)	7,500	1,119,825
Ionis Pharmaceuticals, Inc.(b)(c)	26,700	1,069,602
Neurocrine Biosciences, Inc.(c)	8,000	921,760
Ultragenyx Pharmaceutical, Inc.(c)	22,700	1,260,985
		6,020,288
Coal & Consumable Fuels–2.15%
Cameco Corp. (Canada)	163,077	7,788,558
Communications Equipment–3.78%
Lumentum Holdings, Inc.(b)(c)	215,434	13,654,207
Construction & Engineering–3.98%
AECOM(b)	58,287	6,019,299
MasTec, Inc.(b)(c)	67,900	8,358,490
		14,377,789
Construction Machinery & Heavy Transportation Equipment– 0.99%
Oshkosh Corp.	35,759	3,583,409
Copper–2.20%
Freeport-McMoRan, Inc.	159,500	7,962,240
Diversified Banks–2.03%
U.S. Bancorp	160,600	7,344,238
Diversified Chemicals–1.35%
Huntsman Corp.	201,100	4,866,620
Diversified Metals & Mining–2.83%
Anglo American PLC (South Africa)	102,100	3,318,832
Teck Resources Ltd., Class B (Canada)	132,700	6,932,248
		10,251,080
Electric Utilities–3.00%
NRG Energy, Inc.	119,300	10,868,230
Electrical Components & Equipment–3.55%
Vertiv Holdings Co., Class A	129,182	12,852,317
Electronic Components–4.40%
Coherent Corp.(c)	178,813	15,898,264
Shares		Value
Fertilizers & Agricultural Chemicals–1.03%
Corteva, Inc.	63,300	$3,721,407
Food Distributors–0.74%
Performance Food Group Co.(c)	34,317	2,689,423
Gold–3.69%
Agnico Eagle Mines Ltd. (Canada)	96,026	7,735,855
Newmont Corp.	105,100	5,617,595
		13,353,450
Health Care Services–0.38%
Fresenius Medical Care AG (Germany)	32,040	1,361,433
Hotels, Resorts & Cruise Lines–3.45%
Expedia Group, Inc.(c)	71,900	10,642,638
Travel + Leisure Co.	39,941	1,840,481
		12,483,119
Human Resource & Employment Services–0.71%
ManpowerGroup, Inc.	35,049	2,576,802
Independent Power Producers & Energy Traders–1.87%
Vistra Corp.	57,000	6,756,780
Industrial Machinery & Supplies & Components–1.43%
Chart Industries, Inc.(b)(c)	41,800	5,189,052
Insurance Brokers–1.95%
Willis Towers Watson PLC	23,900	7,039,267
Integrated Oil & Gas–0.95%
Cenovus Energy, Inc. (Canada)	205,800	3,443,034
Investment Banking & Brokerage–1.66%
Goldman Sachs Group, Inc. (The)	12,100	5,990,831
IT Consulting & Other Services–1.59%
EPAM Systems, Inc.(c)	28,800	5,732,064
Life & Health Insurance–2.35%
Globe Life, Inc.	80,200	8,493,982
Life Sciences Tools & Services–2.36%
Avantor, Inc.(b)(c)	329,400	8,521,578
Managed Health Care–3.85%
Centene Corp.(c)	121,138	9,119,269
Molina Healthcare, Inc.(c)	13,900	4,789,384
		13,908,653
Oil & Gas Exploration & Production–4.14%
Antero Resources Corp.(c)	73,200	2,097,180
ARC Resources Ltd. (Canada)	242,300	4,095,514
EQT Corp.	89,900	3,293,936
Murphy Oil Corp.(b)	55,900	1,886,066
Southwestern Energy Co.(c)	507,300	3,606,903
		14,979,599
Oil & Gas Refining & Marketing–0.44%
Phillips 66	12,200	1,603,690

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Storage & Transportation–0.37%
New Fortress Energy, Inc.(b)	147,737	$1,342,929
Paper & Plastic Packaging Products & Materials–0.68%
Sealed Air Corp.(b)	68,100	2,472,030
Pharmaceuticals–0.74%
Axsome Therapeutics, Inc.(b)(c)	16,000	1,437,920
Intra-Cellular Therapies, Inc.(c)	17,100	1,251,207
		2,689,127
Regional Banks–10.36%
Citizens Financial Group, Inc.	159,700	6,558,879
Huntington Bancshares, Inc.	571,650	8,403,255
Pinnacle Financial Partners, Inc.	74,500	7,298,765
Webster Financial Corp.	109,300	5,094,473
Western Alliance Bancorporation	117,000	10,119,330
		37,474,702
Research & Consulting Services–3.89%
Amentum Holdings, Inc.(c)	40,600	1,309,350
Jacobs Solutions, Inc.	40,600	5,314,540
KBR, Inc.	114,300	7,444,359
		14,068,249
Semiconductor Materials & Equipment–2.64%
Lam Research Corp.	4,575	3,733,566
MKS Instruments, Inc.(b)	53,568	5,823,377
		9,556,943
Semiconductors–2.49%
Marvell Technology, Inc.	102,200	7,370,664
STMicroelectronics N.V., New York Shares (France)	54,800	1,629,204
		8,999,868
Silver–1.29%
Pan American Silver Corp. (Canada)	223,588	4,666,282
Shares		Value
Trading Companies & Distributors–4.09%
Air Lease Corp., Class A(b)	117,000	$5,298,930
Beacon Roofing Supply, Inc.(b)(c)	38,400	3,318,912
WESCO International, Inc.	36,800	6,181,664
		14,799,506
Transaction & Payment Processing Services–3.06%
Fidelity National Information Services, Inc.(b)	132,300	11,080,125
Total Common Stocks & Other Equity Interests (Cost $269,425,856)		356,557,804
Money Market Funds–1.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	1,692,892	1,692,892
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	3,187,368	3,187,368
Total Money Market Funds (Cost $4,880,260)		4,880,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $274,306,116)		361,438,064
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.23%
Invesco Private Government Fund, 4.96%(d)(e)(f)	10,284,922	10,284,922
Invesco Private Prime Fund, 5.02%(d)(e)(f)	26,716,002	26,726,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,011,968)		37,011,611
TOTAL INVESTMENTS IN SECURITIES–110.15% (Cost $311,318,084)		398,449,675
OTHER ASSETS LESS LIABILITIES—(10.15)%		(36,701,043)
NET ASSETS–100.00%		$361,748,632
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,697,387	$25,758,836	$(26,763,331)	$-	$-	$1,692,892	$71,299
Invesco Liquid Assets Portfolio, Institutional Class	1,970,622	14,034,443	(16,004,573)	(691)	199	-	40,140
Invesco Treasury Portfolio, Institutional Class	3,082,729	35,744,930	(35,640,291)	-	-	3,187,368	94,371
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,457,105	$163,822,812	$(165,994,995)	$-	$-	$10,284,922	$502,110*
Invesco Private Prime Fund	33,085,360	344,850,718	(351,200,982)	(6,329)	(2,078)	26,726,689	1,351,886*
Total	$53,293,203	$584,211,739	$(595,604,172)	$(7,020)	$(1,879)	$41,891,871	$2,059,806

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$345,463,065	$11,094,739	$—	$356,557,804
Money Market Funds	4,880,260	37,011,611	—	41,891,871
Total Investments	$350,343,325	$48,106,350	$—	$398,449,675
Invesco V.I. American Value Fund